UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust
              BlackRock New York Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 85.8%      Albany, New York, IDA, Civic Facility Revenue Refunding Bonds (Albany
                      College of Pharmacy Project), Series A, 5.625%, 12/01/34                             $   700     $    602,266
                      -------------------------------------------------------------------------------------------------------------
                      Chautauqua, New York, Tobacco Asset Securitization Corporation,
                      Revenue Bonds, 6.75%, 7/01/40                                                          1,000        1,008,570
                      -------------------------------------------------------------------------------------------------------------
                      Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint
                      Francis Hospital), Series B, 7.25%, 3/01/19                                            1,035        1,063,214
                      -------------------------------------------------------------------------------------------------------------
                      Dutchess County, New York, IDA, Civic Facility Revenue Refunding
                      Bonds (Bard College), Series A-2, 4.50%, 8/01/36                                       1,000          813,170
                      -------------------------------------------------------------------------------------------------------------
                      Erie County, New York, IDA, Life Care Community Revenue Bonds
                      (Episcopal Church Home), Series A, 5.875%, 2/01/18                                     1,500        1,379,025
                      -------------------------------------------------------------------------------------------------------------
                      Erie County, New York, IDA, Life Care Community Revenue Bonds
                      (Episcopal Church Home), Series A, 6%, 2/01/28                                         3,000        2,560,410
                      -------------------------------------------------------------------------------------------------------------
                      Erie County, New York, Tobacco Asset Securitization Corporation,
                      Asset-Backed Revenue Bonds, Class A, 6.25%, 7/15/10 (a)                                4,000        4,274,080
                      -------------------------------------------------------------------------------------------------------------
                      Essex County, New York, IDA, Environmental Improvement Revenue Bonds
                      (International Paper Company Project), AMT, Series A, 6.625%, 9/01/32                    350          322,031
                      -------------------------------------------------------------------------------------------------------------
                      Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
                      (United Memorial Medical Center Project), 5%, 12/01/27                                   500          381,000
                      -------------------------------------------------------------------------------------------------------------
                      Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
                      (United Memorial Medical Center Project), 5%, 12/01/32                                 1,080          783,454
                      -------------------------------------------------------------------------------------------------------------
                      Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi
                      University Civic Facility), 5.50%, 6/01/32                                             2,500        2,444,775
                      -------------------------------------------------------------------------------------------------------------
                      Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi
                      University Civic Facility), 5.75%, 6/01/22                                             1,700        1,715,487
                      -------------------------------------------------------------------------------------------------------------
                      Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
                      Series A, 4.50%, 2/15/47 (b)                                                             930          727,539
                      -------------------------------------------------------------------------------------------------------------
                      Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
                      Series A, 5%, 2/15/47 (c)                                                              1,000          894,600
                      -------------------------------------------------------------------------------------------------------------
                      Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
                      University Project), Series A, 5%, 7/01/39 (b)                                           400          370,348
                      -------------------------------------------------------------------------------------------------------------
                      Madison County, New York, IDA, Civic Facility Revenue Bonds
                      (Commons II LLC - Student Housing), Series A, 5%, 6/01/33 (d)                            400          339,712
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Commuter Facilities
                      Revenue Refunding Bonds, Series B, 5.125%, 7/01/24 (e)(f)                                 45           45,004
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Revenue Bonds,
                      Series A, 4.50%, 11/15/38                                                              2,700        2,235,978

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       IDRernative Minimum Tax (subject to)
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       PILOTtrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
PILOT     Payment in Lieu of Taxes

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Revenue Refunding
                      Bonds, Series A, 5.75%, 11/15/32 (g)                                                 $ 4,200     $  4,236,456
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Transportation Authority, New York, Transportation
                      Revenue Refunding Bonds, Series F, 5%, 11/15/35                                        1,706        1,550,720
                      -------------------------------------------------------------------------------------------------------------
                      Monroe County, New York, IDA, Revenue Bonds (Southview Towers
                      Project), AMT, 6.25%, 2/01/31                                                          1,000        1,004,360
                      -------------------------------------------------------------------------------------------------------------
                      Monroe County, New York, IDA, Student Housing Revenue Bonds
                      (Collegiate), Series A, 5.375%, 4/01/29                                                  445          384,217
                      -------------------------------------------------------------------------------------------------------------
                      Nassau County, New York, IDA, Civic Facility Revenue Refunding Bonds
                      (Special Needs Facilities Pooled Program), Series F-1, 4.90%, 7/01/21 (h)                525          441,971
                      -------------------------------------------------------------------------------------------------------------
                      Nassau County, New York, Tobacco Settlement Corporation, Senior
                      Asset-Backed Revenue Refunding Bonds, Series A-3, 5%, 6/01/35                          2,000        1,538,300
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Housing Development Corporation,
                      M/F Housing Revenue Bonds, AMT, Series A, 5.50%, 11/01/34                              2,500        2,222,025
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Housing Development Corporation,
                      M/F Housing Revenue Bonds, AMT, Series C, 5.05%, 11/01/36                              1,220        1,023,348
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Housing Development Corporation,
                      Presidential Revenue Bonds (The Animal Medical Center),
                      Series A, 5.50%, 12/01/33                                                              2,485        2,428,516
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Bonds
                      (A Very Special Place Inc. Project), Series A, 6.125%, 1/01/13                           430          411,450
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Bonds
                      (A Very Special Place Inc. Project), Series A, 7%, 1/01/33                             1,600        1,616,112
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Bonds
                      (PSCH Inc. Project), 6.375%, 7/01/33                                                   6,000        5,466,300
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Bonds,
                      Series C, 6.80%, 6/01/28                                                               2,500        2,507,150
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Bonds
                      (Special Needs Facility Pooled Program), Series A-1, 6.50%, 7/01/17                    1,000          938,340
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Bonds
                      (Special Needs Facility Pooled Program), Series C-1, 6.50%, 7/01/17                    2,540        2,397,354
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Refunding
                      Bonds (Special Needs Facilities Pooled Program), Series A-1,
                      4.375%, 7/01/20 (h)                                                                    1,000          820,310
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Refunding
                      Bonds (Special Needs Facilities Pooled Program), Series A-1,
                      4.50%, 7/01/30 (h)                                                                       210          147,565
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Civic Facility Revenue Refunding
                      Bonds (Special Needs Facilities Pooled Program), Series C-1,
                      5.10%, 7/01/31 (h)                                                                       525          400,528
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Queens
                      Baseball Stadium Project), 5%, 1/01/36 (e)                                             2,000        1,764,660
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Queens
                      Baseball Stadium Project), 5%, 1/01/39 (e)                                             1,250        1,098,400
                      -------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Queens
                      Baseball Stadium Project), 5%, 1/01/46 (e)                                           $ 3,150     $  2,724,277
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
                      Stadium Project), 5%, 3/01/36 (b)                                                        500          451,085
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
                      Stadium Project), 5%, 3/01/46 (c)                                                        400          344,772
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Bonds
                      (1990 American Airlines Inc. Project), AMT, 5.40%, 7/01/20                             3,500        1,713,005
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Bonds
                      (British Airways Plc Project), AMT, 5.25%, 12/01/32                                    1,000          605,680
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Bonds
                      (Continental Airlines Inc. Project), AMT, 7.25%, 11/01/08                                165          164,724
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Bonds
                      (Continental Airlines Inc. Project), AMT, 8%, 11/01/12                                 1,250        1,206,238
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Bonds
                      (Continental Airlines Inc. Project), AMT, 8.375%, 11/01/16                               250          235,408
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Bonds
                      (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31                               2,000        1,665,820
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City IDA, Special Facility Revenue Refunding
                      Bonds (Terminal One Group Association Project), AMT, 5.50%, 1/01/24                    2,500        2,291,775
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Municipal Water Finance Authority,
                      Water and Sewer System Revenue Bonds, Series A, 4.25%, 6/15/33                         5,000        4,070,550
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority,
                      Building Aid Revenue Bonds, Series S-2, 4.50%, 1/15/31 (c)                             1,250        1,048,050
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority,
                      Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38                       1,000          826,290
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, City Transitional Finance Authority, Future
                      Tax-Secured Revenue Bonds, Series B, 5.50%, 2/01/17                                      170          177,966
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Refunding, Series D, 5.125%, 8/01/18 (g)                  1,965        1,975,454
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, GO, Series J, 5%, 5/15/23                                     1,800        1,718,964
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
                      Francais de New York Project), Series A, 5.50%, 6/01/15 (h)                              250          244,020
                      -------------------------------------------------------------------------------------------------------------
                      New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
                      Francais de New York Project), Series A, 5.375%, 6/01/23 (h)                             300          258,426
                      -------------------------------------------------------------------------------------------------------------
                      New York Convention Center Development Corporation, New York, Revenue
                      Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (e)                                       4,950        4,499,451
                      -------------------------------------------------------------------------------------------------------------
                      New York Convention Center Development Corporation, New York, Revenue
                      Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (e)                                       1,340        1,200,881
                      -------------------------------------------------------------------------------------------------------------
                      New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                      6.50%, 6/01/10 (a)                                                                     1,550        1,660,871
                      -------------------------------------------------------------------------------------------------------------
                      New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                      6.625%, 6/01/10 (a)                                                                    1,010        1,084,296
                      -------------------------------------------------------------------------------------------------------------
                      New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                      6.50%, 6/01/35                                                                           750          751,095
                      -------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds, Series B,
                      6.625%, 6/01/42                                                                        $ 490     $    491,597
                      -------------------------------------------------------------------------------------------------------------
                      New York Liberty Development Corporation Revenue Bonds (Goldman Sachs
                      Headquarters), 5.25%, 10/01/35                                                         1,000          835,250
                      -------------------------------------------------------------------------------------------------------------
                      New York Liberty Development Corporation Revenue Bonds (National
                      Sports Museum Project), Series A, 6.125%, 2/15/19 (i)                                  1,000          348,630
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt, Lease
                      Revenue Bonds (Municipal Health Facilities Improvement Program),
                      Sub-Series 2-4, 4.75%, 1/15/30                                                         2,600        2,294,500
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt Revenue
                      Bonds (Fordham University), Series B, 5%, 7/01/38 (j)                                    500          462,860
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt Revenue
                      Bonds (New York University Hospitals Center), Series B, 5.625%, 7/01/37                  530          464,974
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt, Revenue
                      Refunding Bonds (Mount Sinai-NYU Medical Center Health System),
                      Series A, 6.625%, 7/01/10 (a)                                                          3,200        3,450,848
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt, Revenue
                      Refunding Bonds (Mount Sinai-NYU Medical Center Health System),
                      Series A, 6.625%, 7/01/18                                                              1,650        1,687,769
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt, Revenue
                      Refunding Bonds (New York University Hospital Center),
                      Series A, 5%, 7/01/16                                                                  1,130        1,047,420
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Non-State Supported Debt, Revenue
                      Refunding Bonds (School Districts Financing Program),
                      Series B, 5%, 4/01/36 (g)                                                              1,000          937,600
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Nursing Home Revenue Refunding
                      Bonds (Menorah Campus Inc.), 6.10%, 2/01/37 (k)                                        1,000        1,005,890
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (New York
                      University), Series 1, 5.50%, 7/01/22 (e)                                              1,000        1,007,110
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Rochester
                      University), Series A, 5.125%, 7/01/14 (a)                                             1,500        1,622,685
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Rochester
                      University), Series A, 5.25%, 7/01/23                                                    250          248,458
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Rochester
                      University), Series A, 5.25%, 7/01/24                                                    200          197,244
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (School Districts
                      Financing Program), Series E, 5.75%, 10/01/30 (b)                                      1,180        1,191,316
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority Revenue Bonds (Willow Towers Inc.
                      Project), 5.40%, 2/01/34 (l)                                                           2,500        2,408,000
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, Revenue Refunding Bonds (Upstate
                      Community Colleges), Series B, 5.25%, 7/01/21                                          1,565        1,574,124
                      -------------------------------------------------------------------------------------------------------------
                      New York State Dormitory Authority, State Supported Debt Revenue
                      Bonds (Mental Health Services Facilities), Series A, 5%, 2/15/33 (g)                   1,800        1,663,956
                      -------------------------------------------------------------------------------------------------------------
                      New York State Energy Research and Development Authority, PCR,
                      Refunding (Central Hudson Gas and Electric), Series A,
                      5.45%, 8/01/27 (e)                                                                     2,000        1,976,640
                      -------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New York State Environmental Facilities Corporation, Special
                      Obligation Revenue Refunding Bonds (Riverbank State Park),
                      6.25%, 4/01/12 (e)                                                                   $ 3,000     $  3,165,930
                      -------------------------------------------------------------------------------------------------------------
                      New York State, GO, Series A, 4.125%, 3/01/37 (c)                                        485          376,127
                      -------------------------------------------------------------------------------------------------------------
                      New York State, HFA, M/F Housing Revenue Bonds (Division Street),
                      AMT, Series A, 5.10%, 2/15/38                                                            875          722,243
                      -------------------------------------------------------------------------------------------------------------
                      New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace
                      Apartments), AMT, Series A, 4.90%, 2/15/38                                               645          506,519
                      -------------------------------------------------------------------------------------------------------------
                      New York State, HFA, M/F Housing Revenue Bonds (Watergate II), AMT,
                      Series A, 4.75%, 2/15/34                                                                 580          450,445
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
                      AMT, Series 143, 4.90%, 10/01/37                                                       1,900        1,493,761
                      -------------------------------------------------------------------------------------------------------------
                      New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding
                      Bonds, AMT, Series 133, 4.95%, 10/01/21                                                1,000          903,030
                      -------------------------------------------------------------------------------------------------------------
                      New York State Municipal Bond Bank Agency, Special School Purpose
                      Revenue Bonds, Series C, 5.25%, 12/01/22                                               1,000          981,420
                      -------------------------------------------------------------------------------------------------------------
                      New York State Thruway Authority, Highway and Bridge Trust Fund,
                      Revenue Refunding Bonds, Series C, 5%, 4/01/20 (e)                                     2,190        2,191,380
                      -------------------------------------------------------------------------------------------------------------
                      New York State Urban Development Corporation, Personal Income Tax
                      Revenue Bonds (State Facilities), Series A-1, 5.25%, 3/15/34 (c)                       3,900        3,785,340
                      -------------------------------------------------------------------------------------------------------------
                      New York State Urban Development Corporation, Revenue Refunding Bonds
                      (Clarkson Center Advance Materials), 5.50%, 1/01/20                                    1,685        1,791,003
                      -------------------------------------------------------------------------------------------------------------
                      New York State Urban Development Corporation, Revenue Refunding Bonds
                      (University Facility Grants), 5.50%, 1/01/19                                           3,500        3,717,420
                      -------------------------------------------------------------------------------------------------------------
                      Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding
                      Bonds, AMT, Series A, 5.45%, 11/15/26                                                  3,975        3,853,882
                      -------------------------------------------------------------------------------------------------------------
                      Niagara County, New York, Tobacco Asset Securitization Corporation,
                      Asset-Backed Revenue Bonds, 6.25%, 5/15/40                                             1,000          962,000
                      -------------------------------------------------------------------------------------------------------------
                      North Country, New York, Development Authority, Solid Waste
                      Management System, Revenue Refunding Bonds, 6%, 5/15/15 (g)                            1,000        1,082,550
                      -------------------------------------------------------------------------------------------------------------
                      Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT,
                      6.125%, 1/01/32                                                                        3,960        3,420,688
                      -------------------------------------------------------------------------------------------------------------
                      Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT,
                      7.25%, 1/01/32                                                                         1,365        1,277,149
                      -------------------------------------------------------------------------------------------------------------
                      Orange County, New York, IDA, Civic Facility Revenue Bonds (Special
                      Needs Facilities Pooled Program), Series G-1, 4.90%, 7/01/21 (h)                         845          711,363
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Consolidated Revenue
                      Refunding Bonds, 132nd Series, 5%, 9/01/25                                             1,000          963,470
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue
                      Bonds (JFK International Air Terminal LLC), AMT, Series 6,
                      6.25%, 12/01/10 (b)                                                                    5,250        5,260,290
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue
                      Bonds (JFK International Air Terminal LLC), AMT, Series 6,
                      6.25%, 12/01/11 (b)                                                                    2,555        2,536,885
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue
                      Bonds (JFK International Air Terminal LLC), AMT, Series 6,
                      6.25%, 12/01/13 (b)                                                                    1,575        1,543,075
                      -------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue
                      Bonds (JFK International Air Terminal LLC), AMT, Series 6,
                      6.25%, 12/01/14 (b)                                                                  $ 2,620     $  2,578,132
                      -------------------------------------------------------------------------------------------------------------
                      Rensselaer County, New York, IDA, Civic Facility Revenue Bonds
                      (Rensselaer Polytechnic Institute), 5%, 3/01/36                                        1,000          889,530
                      -------------------------------------------------------------------------------------------------------------
                      Rochester, New York, Housing Authority, Mortgage Revenue Bonds
                      (Andrews Terrace Apartments Project), AMT, 4.70%, 12/20/38 (l)                           500          377,815
                      -------------------------------------------------------------------------------------------------------------
                      Sachem Central School District (Holbrook), New York, GO, Series B,
                      5%, 10/15/13 (a)(b)                                                                    2,300        2,471,902
                      -------------------------------------------------------------------------------------------------------------
                      Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds
                      (Union College Project), 5%, 7/01/31                                                   2,900        2,670,465
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, Civic Facility Revenue Bonds
                      (Huntington Hospital Project), Series B, 5.875%, 11/01/32                              2,000        1,853,320
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, Civic Facility Revenue Bonds
                      (Special Needs Facilities Pooled Program), Series D-1,
                      4.90%, 7/01/21 (h)                                                                       330          277,811
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special
                      Needs Facilities Pooled Program), Series D-1, 6.50%, 7/01/17                             135          126,963
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
                      5.25%, 6/01/27                                                                         1,360        1,172,293
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, IDR, Refunding (Nissequogue
                      Cogeneration Partners Facility), AMT, 5.50%, 1/01/23                                   5,000        4,152,800
                      -------------------------------------------------------------------------------------------------------------
                      Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
                      Refunding Bonds (Ogden Martin System Huntington Project), AMT,
                      6.25%, 10/01/12 (e)                                                                    7,155        7,514,181
                      -------------------------------------------------------------------------------------------------------------
                      Sullivan County, New York, IDA, Civic Facility Revenue Bonds (Special
                      Needs Facilities Pooled Program), Series H-1, 4.90%, 7/01/21 (h)                         330          277,811
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                      Series A-1, 5.25%, 6/01/20 (e)                                                         1,455        1,457,270
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                      Series C-1, 5.50%, 6/01/22                                                             1,100        1,103,498
                      -------------------------------------------------------------------------------------------------------------
                      Tompkins County, New York, IDA, Care Community Revenue Refunding
                      Bonds (Kendal at Ithaca), Series A-2, 5.75%, 7/01/18                                     900          899,928
                      -------------------------------------------------------------------------------------------------------------
                      Tompkins County, New York, IDA, Care Community Revenue Refunding
                      Bonds (Kendal at Ithaca), Series A-2, 6%, 7/01/24                                      1,000          978,970
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
                      Bonds, 5.25%, 11/15/23 (b)                                                             3,900        3,902,613
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
                      Bonds, Series B, 5%, 11/15/27                                                          2,000        1,914,400
                      -------------------------------------------------------------------------------------------------------------
                      Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
                      Bonds, Series B, 5.125%, 11/15/29                                                      1,000          967,980
                      -------------------------------------------------------------------------------------------------------------
                      Troy, New York, City School District, GO, Refunding, 5.75%,
                      7/15/17 (g)                                                                            2,420        2,535,710
                      -------------------------------------------------------------------------------------------------------------
                      Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams,
                      Proctor Institute), 5.375%, 7/15/20                                                    1,000        1,017,560
                      -------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Utica, New York, IDA, Civic Facility Revenue Bonds (Munson, Williams,
                      Proctor Institute), 5.40%, 7/15/30                                                   $ 1,210     $  1,205,293
                      -------------------------------------------------------------------------------------------------------------
                      Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College
                      Project), Series A, 5.75%, 8/01/28                                                     1,505        1,301,840
                      -------------------------------------------------------------------------------------------------------------
                      Webster, New York, Central School District, GO, Refunding,
                      5%, 6/15/23 (g)                                                                        1,000          985,600
                      -------------------------------------------------------------------------------------------------------------
                      Westchester County, New York, IDA, Civic Facility Revenue Bonds
                      (Special Needs Facilities Pooled Program), Series E-1,
                      4.90%, 7/01/21 (h)                                                                       350          280,609
                      -------------------------------------------------------------------------------------------------------------
                      Westchester County, New York, IDA, Continuing Care Retirement,
                      Mortgage Revenue Bonds (Kendal on Hudson Project), Series A,
                      6.50%, 1/01/13 (a)                                                                     5,200        5,865,912
                      -------------------------------------------------------------------------------------------------------------
                      Willsboro, New York, Central School District, GO, Refunding,
                      5.75%, 6/15/26 (c)                                                                       655          663,816
                      -------------------------------------------------------------------------------------------------------------
                      Willsboro, New York, Central School District, GO, Refunding,
                      5.75%, 6/15/27 (c)                                                                       690          698,432
                      -------------------------------------------------------------------------------------------------------------
                      Willsboro, New York, Central School District, GO, Refunding,
                      5.75%, 6/15/28 (c)                                                                       730          738,315
                      -------------------------------------------------------------------------------------------------------------
                      Willsboro, New York, Central School District, GO, Refunding,
                      5.75%, 6/15/29 (c)                                                                       770          778,770
                      -------------------------------------------------------------------------------------------------------------
                      Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates,
                      LP Project), AMT, Series A, 5%, 10/01/37                                               1,000          835,880
                      -------------------------------------------------------------------------------------------------------------
                                                                                                                        204,386,103
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 1.1%           Guam Economic Development and Commerce Authority, Tobacco Settlement
                      Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47                                  1,075          890,659
                      -------------------------------------------------------------------------------------------------------------
                      Guam Government Waterworks Authority, Water and Wastewater System,
                      Revenue Refunding Bonds, 5.875%, 7/01/35                                               2,000        1,777,420
                      -------------------------------------------------------------------------------------------------------------
                                                                                                                          2,668,079
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.1%    Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
                      Revenue Refunding Bonds, 5.625%, 5/15/43                                               1,000          838,440
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
                      Revenue Bonds, Series A, 6%, 7/01/38                                                   2,000        1,899,020
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Tax and Capital Appreciation Revenue Bonds, Series A,
                      4.77%, 7/01/42 (c)(m)                                                                  7,470          806,461
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Tax and Capital Appreciation Revenue Bonds, Series A,
                      4.77%, 7/01/44 (c)(m)                                                                  1,100          108,757
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth, Public Improvement, GO, 5.75%,
                      7/01/10 (a)(b)                                                                         9,500        9,988,965
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Housing Financing Authority, Capital Funding Program,
                      Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27                                  3,000        2,747,820
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Industrial, Medical and Environmental Pollution Control
                      Facilities Financing Authority, Special Facilities Revenue Bonds
                      (American Airlines Inc.), Series A, 6.45%, 12/01/25                                    1,000          517,750
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Industrial, Tourist, Educational, Medical and
                      Environmental Control Facilities Revenue Bonds (Cogeneration
                      Facility-AES Puerto Rico Project), AMT, 6.625%, 6/01/26                                1,420        1,416,464
                      -------------------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                             Par
                      Municipal Bonds                                                                       (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Puerto Rico Industrial, Tourist, Educational, Medical and
                      Environmental Control Facilities Revenue Bonds (University
                      Plaza Project), Series A, 5%, 7/01/33 (b)                                          $   1,000     $    849,050
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Public Buildings Authority, Government Facilities
                      Revenue Bonds, Series I, 5.25%, 7/01/14 (a)                                               55           58,469
                      -------------------------------------------------------------------------------------------------------------
                                                                                                                         19,231,196
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin           Virgin Islands Government Refinery Facilities, Revenue Refunding
Islands - 1.8%        Bonds (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                     4,500        4,268,070
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,268,070
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds - 96.8%                                                                     230,553,448
-----------------------------------------------------------------------------------------------------------------------------------

                      Municipal Bonds Transferred to Tender Option Bond Trusts (n)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 1.0%       New York State Mortgage Agency Revenue Bonds, AMT, Series 101,
                      5.40%, 4/01/32                                                                         2,668        2,353,605
                      -------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds Transferred to Tender Option Bond
                      Trusts - 1.0%                                                                                       2,353,605
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Long-Term Investments (Cost - $246,281,100) - 97.8%                                         232,907,053
-----------------------------------------------------------------------------------------------------------------------------------

                      Short-Term Securities                                                               Shares
-----------------------------------------------------------------------------------------------------------------------------------
                      CMA New York Municipal Money Fund, 5.51% (o)(p)                                    1,487,214        1,487,214
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Securities  (Cost - $1,487,214) - 0.6%                                             1,487,214
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $247,768,314*) - 98.4%                                                  234,394,267

                      Other Assets Less Liabilities - 2.4%                                                                5,651,532

                      Liability for Trust Certificates, Including Interest Expense
                      and Fees Payable - (0.8)%                                                                          (1,792,948)
                                                                                                                       ------------
                      Net Assets - 100.0%                                                                              $238,252,851
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 246,147,699
                                                                  =============
      Gross unrealized appreciation                               $   3,323,186
      Gross unrealized depreciation                                 (16,856,618)
                                                                  -------------
      Net unrealized depreciation                                 $ (13,533,432)
                                                                  =============

(a) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   CIFG Insured.
(e)   AMBAC Insured.
(f)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(g)   FSA Insured.
(h)   ACA Insured.
(i)   Issuer filed for bankruptcy or is in default of interest payments.
(j)   Assured Guaranty Insured.
(k)   FHA Insured.
(l)   GNMA Collateralized.
(m) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)

(n) Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(o)   Represents the current yield as of report date.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund                   (1,386,374)   $ 18,426
      --------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments September 30, 2008 (Unaudited)

o Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
        Valuation                                                 Investments in
          Inputs                                                    Securities
      --------------------------------------------------------------------------
      Level 1                                                      $   1,487,214
      Level 2                                                        232,907,053
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                        $ 234,394,267
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-State Municipal Series Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-State Municipal Series Trust

Date: November 24, 2008